Money Market Obligations Trust

Federated Prime Obligations Fund

TRUST SHARES (TICKER POLXX)
SERVICE SHARES (TICKER PRSXX)

Federated U.S. Treasury Cash Reserves

SERVICE SHARES (TICKER TISXX)

SUPPLEMENT TO current PROSPECTUSEs

"Money Market Obligations Trust ("Trust") has entered into separate Agreements and Plans of Reorganization (each a "Plan" and, collectively, as applicable, the "Plans") on behalf of each of its following portfolios: Federated Prime Obligations Fund and Federated U.S. Treasury Cash Reserves (each an "Acquiring Fund" and, collectively, as applicable, the "Acquiring Funds"). Pursuant to the Plans, the following portfolios of the Performance Funds Trust will be reorganized with and into the Acquiring Funds: Money Market Fund ("Performance Money Market Fund") and U.S. Treasury Money Market Fund ("Performance U.S. Treasury Money Market Fund") (each an "Acquired Fund" and, collectively, as applicable, the "Acquired Funds"). As described in the chart below, pursuant to its Plan, each Acquiring Fund will acquire all or substantially all of the assets (but no deferred or prepaid expenses or liabilities) of the corresponding Acquired Fund in exchange solely for shares of the Acquiring Fund, which the Acquired Fund will then distribute pro rata to its shareholders in complete liquidation, dissolution and termination of the Acquired Fund:

ACQUIRED FUND	ACQUIRING FUND
Performance Money Market Fund	Federated Prime Obligations Fund
Class A Shares	Trust Shares
Institutional Class	Service Shares
Performance U.S. Treasury Money Market Fund	Federated U.S. Treasury Cash Reserves
Institutional Class	Service Shares

The Plans, and related reorganizations, are subject to the approval of the applicable Acquired Fund's shareholders at a Special Meeting of Shareholders currently scheduled for September 19, 2012, and certain other conditions to consummation. If a Plan, and related reorganization, are approved by the applicable Acquired Fund's shareholders, and the reorganization consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in that applicable Acquiring Fund's Prospectus shall be deemed changed to August 1, 2013, with respect to the share classes listed above for that applicable Acquiring Fund."